Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
13.	Related party transactions:

In April 2011, Mr. Wahbe entered into a one year employment agreement to continue to serve as Chief Executive Officer. Mr. Wahbe’s compensation consisted of salary of up to Cdn$450,000 and was payable through the issuance of up to 300,000 Diversinet common shares annually and bonus of up to Cdn$300,000 and was payable through the issuance of up to 200,000 Diversinet common shares annually as determined by our Board of Directors. Mr. Wahbe was also entitled to reimbursement of up to Cdn$6,000 per month in expenses. In 2012 Mr. Wahbe received 75,000 common shares and Cdn$18,000 in compensation as CEO. In 2011 Mr. Wahbe received 300,000 common shares and Cdn$72,000 in compensation as CEO. In December 2011, Mr. Wahbe entered into a termination agreement whereby we paid his salary and expenses until March 2012. Furthermore in April 2008, Mr. Wahbe received options to purchase up to an aggregate of 1,500,000 common shares at $0.55 per share, which options vest annually in arrears over a four year period ending in 2012. As of December 31, 2012, Albert Wahbe owns 9,187,500 common shares and 1,500,000 options, representing approximately 23.8% of the issued and outstanding common shares of the Company, assuming the exercise of such options.

In May 2011, the Company appointed Mr. Alan Portela, CEO of Airstrip Operations, LLC. (“Airstrip”), to the Company’s board of directors. The consulting firm founded by Mr. Portela, Hybrid Clinical Transformation LLC (“Hybrid”), had been retained by Diversinet to provide sales and business development services until April 2012. During 2012 and 2011, the Company paid Hybrid $40,000 and $70,000, respectively. The Company has transacted these services at the exchange amount. In November 2012, the Company entered into a licensing arrangement with Airstrip licensed our MobiSecure mobile security SDK product. The terms of the arrangement are similar to those entered into with arm’s length parties. The Company is recognizing the revenue associated with this arrangement on a cash basis. As at and for the year ended December 31, 2012 the Company recorded deferred revenue of $45,000 and revenue of $30,000 with Airstrip.

In December 2011, we appointed Dr. Hon Pak, as interim Chief Executive Officer. The consulting firm founded by Dr. Pak, HSP Consulting (“HSP”) was retained by Diversinet to provide Dr. Pak’s services until February 10, 2012 when he became CEO. In 2011, options to purchase 300,000 common shares at $0.18 per share, vesting equally in December 2011, June 2012 and December 2012 were granted to Dr. Pak upon his appointment to the position of interim CEO. In September 2011, options to purchase 50,000 common shares at $0.41 per share, vesting in accordance with the Plan were granted to Dr. Pak upon his appointment to the Advisory Board. Having transitioned from a consultant to an employee, the Company has adjusted the option accounting accordingly. Dr. Pak, as part of his employment agreement in February 2012, received an additional 1,400,000 options under the share option plan which was approved by shareholders in June 2012. During 2012 and 2011, the Company paid HSP $42000 and $39,000, respectively. The Company has transacted these services at the exchange amount.

In July 2012, we appointed Bret Jorgensen to the Company’s board of directors and chairman. The consulting firm founded by Mr. Jorgensen, Jorgensen Advisory Services (“JAS”), has been retained by Diversinet to provide certain business advisory services. Under the agreement options were granted to purchase 863,562 common shares at $0.09 per share, vesting 25% on the date of grant and the remaining 75% quarterly in arrears over two years in accordance with the share option plan. During the 2012 and 2011, the Company paid JAS $90,000 and $0, respectively. The Company has transacted these services at the exchange amount.